Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt securities in issue [line items]
Debt securities in issue	¥ 11,428,437	¥ 11,228,600
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,942,388	2,085,352
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	4.85%
Debt securities in issue	¥ 0	169,024
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 59,996	139,935
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	1.56%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,229,180	978,109
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.60%
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	1.46%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 542,129	576,458
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 68,124	162,788
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 12,048	11,408
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 11,672	23,722
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Thai baht
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.66%
Debt securities in issue	¥ 0	7,080
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	3.20%
Debt securities in issue	¥ 19,239	16,828
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.80%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	1.00%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	2.55%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	4.30%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	3.67%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,230,062	2,253,517
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2028
Debt securities in issue	¥ 20,000	20,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,195,399	1,347,181
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	1.21%
Other subsidiaries [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 205,438	197,654
Other subsidiaries [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 444,969	422,121
Other subsidiaries [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 532	1,179
Other subsidiaries [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 165,051	252,354
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 8,474	7,553
Other subsidiaries [member] | Unsubordinated bonds [Member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue	¥ 822	2,444
Other subsidiaries [member] | Unsubordinated bonds [Member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Interest rate	0.00%
Debt securities in issue	¥ 62,982	3,031
Other subsidiaries [member] | Unsubordinated bonds [Member] | India, Rupees
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indian rupee
Debt securities in issue	¥ 126,395	0
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	7.55%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | India, Rupees
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	5.50%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	3.80%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	0.55%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	0.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	19.81%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	7.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	15.00%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | India, Rupees
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	11.40%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 7,255,987	6,889,731
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 451,272	342,931
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 471,753	605,472
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	2.14%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2041
Debt securities in issue, Interest rate	4.44%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	1.33%
SMFG [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 5,325,808	4,793,038
SMFG [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 825,503	891,662
SMFG [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 177,013	252,135
SMFG [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 4,638	¥ 4,493
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	0.00%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.00%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	1.22%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2052
Debt securities in issue, Interest rate	4.31%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.72%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.13%